Label	Element	Value
IQ Leaders GTAA Tracker ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Leaders GTAA Tracker ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INDEXIQ ETF TRUST
(the “Trust”)

IQ Real Return ETF
IQ Leaders GTAA Tracker ETF
(together, the “Funds”, each a “Fund”)

Supplement dated December 7, 2018 (“Supplement”)
to the Prospectus dated August 29, 2018

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

IQ Leaders GTAA Tracker ETF

Effective immediately, IndexIQ Advisors LLC has contractually agreed, until August 31, 2020, to waive a portion of the Fund’s management fee equal to 0.23% of the Fund’s average daily net assets. As a result, the Annual Fund Operating Expenses table in the Summary Information section is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees & Expenses(a)	0.17%
Total Annual Fund Operating Expenses(a)	0.63%
Fee Waiver(b)	0.23%
Total Annual Fund Operating Expenses After Fee Waiver	0.40%

(a)	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
(b)	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed until August 31, 2020, to waive a portion of the management fee equal to 0.23% of average daily net assets.

Effective immediately, the “Example” section is hereby replaced with the following:

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$154	$304	$741

All Funds

The first paragraph of the “Fee Waiver Agreement” section on page 81 of the Prospectus is hereby replaced with the following:

The Advisor has entered into Fee Waiver Agreements with certain Funds under which it has contractually agreed to waive a portion of its management fee equal a percentage of the average daily net assets of such Funds as follows:

Fund Name	Management Fee Waiver	Expiration Date
IQ Hedge Multi-Strategy Tracker ETF	0.22%	August 31, 2019
IQ Enhanced Core Bond U.S. ETF	0.05%	August 31, 2019
IQ Enhanced Core Plus Bond U.S. ETF	0.05%	August 31, 2019
IQ Real Return ETF	0.28%	August 31, 2020
IQ Leaders GTAA Tracker ETF	0.23%	August 31, 2020

Investors Should Retain This Supplement for Future Reference

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

IQ Leaders GTAA Tracker ETF | IQ Leaders GTAA Tracker ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.40%
1 Year	rr_ExpenseExampleYear01	$ 41
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	304
10 Years	rr_ExpenseExampleYear10	$ 741

[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[2]	IndexIQ Advisors LLC (the "Advisor") has contractually agreed until August 31, 2020, to waive a portion of the management fee equal to 0.23% of average daily net assets.